Lease	12 Months Ended
Dec. 31, 2019
Lease
Lease

19.   Lease

Effective January 1, 2019, the Company adopted ASU 2016-02, "Leases" (Topic 842), and elected the package of practical expedients that does not require the Company to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. The impact of the adoption of the ASC 842, as of January 1, 2019, the Company recognized RMB146,872 ROU assets and RMB154,226 lease liabilities, primarily related to leases of facilities. The ROU and lease liabilities are determined based on the present value of the future minimum rental payments of the lease as of the adoption date, using an effective interest rate of 4.0%, which is determined using an incremental borrowing rate with similar term in the PRC. The average remaining lease term of its existing leases is 3.09 years. The adoption of this standard resulted in the recording of operating lease assets and operating lease liabilities as of January 1, 2019, with no related impact on the Company's consolidated statement of changes in stockholders' equity or consolidated statements of operations and comprehensive loss.

The Company occupies various offices under operating lease agreements with a term shorter than 12 months which it elected not to recognize lease assets and lease liabilities under ASC 842. Instead, the Company recognized the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred.

The Company's lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Rental expenses were RMB35,553 and RMB60,841 and RMB57,702 for the years ended December 31, 2017, 2018 and 2019, respectively.

The following table sets forth the Company's minimum lease payments in future periods:

Twelve Months Ending December 31,	Lease payments
RMB
2020	43,491
2021	39,625
2022	32,767
2023	15,815
Total lease payments	131,698
Less: discount	(8,259)
Present value of lease liabilities	123,439